Intangible Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 969,000	$ 1,026,000
Amortization Expense 2021	615,000
Amortization Expense 2022	460,000
Amortization Expense 2023	127,000
Amortization Expense 2024	105,000
Amortization Expense 2025	$ 104,000